ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,
	2019	2020
Accounts receivable	2,896	2,311
Less: allowance for doubtful accounts	(92)	(467)
Accounts receivable, net	2,804	1,844

Schedule of movement of allowance for doubtful accounts

	As of December 31,
	2019	2020
Balance at beginning of the year	34	92
Adoption of ASC326	—	343
Addition	58	15
Foreign currency adjustment	—	17
Balance at end of the year	92	467